Investment property (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Summary of Investment Property

(a)	This caption is made up as follows:

	2020	2019	Acquisition or construction year	Hierarchy level (i)	Valuation methodology (f) 2020 / 2019
	S/(000)	S/(000)
Land
San Isidro – Lima	241,112	239,152	2009	Level 3	Appraisal
San Martín de Porres – Lima	79,080	72,013	2015	Level 3	Appraisal
Sullana	17,703	16,540	2012	Level 3	Appraisal
Santa Clara – Lima	14,162	12,961	2017	Level 3	Appraisal
Others	9,161	8,727	—	Level 3	Appraisal / Cost

	361,218	349,393

Completed investment property - “Real Plaza” Shopping Malls
Talara	34,982	37,772	2015	Level 3	DCF

	34,982	37,772

Buildings
Orquídeas - San Isidro – Lima (d)	158,825	168,787	2017	Level 3	DCF
Ate Vitarte – Lima	109,980	82,925	2006	Level 3	DCF/Appraisal
Piura (d)	107,992	50,396	2008/2020	Level 3	DCF/Appraisal
Chorrillos – Lima (d)	67,424	71,680	2017	Level 3	DCF
Chimbote (d)	42,805	49,898	2015	Level 3	DCF
Maestro – Huancayo	32,395	34,569	2017	Level 3	DCF
Cusco	31,586	30,774	2017	Level 3	DCF
Pardo y Aliaga – Lima, Note 3.4(n)	21,285	19,963	2008	Level 3	DCF
Panorama - Lima	20,449	21,819	2016	Level 3	DCF
Trujillo	18,111	17,600	2016	Level 3	DCF
Cercado de Lima – Lima	14,697	13,545	2017	Level 3	DCF
Others (e) and Note 3.4(n)	22,229	22,975	—	Level 3	DCF

	647,778	584,931

Total	1,043,978	972,096

DCF: Discounted cash flow

(i)	During 2020 and 2019, there were no transfers between levels of hierarchy, see Note 3.4(y)
(ii)	As of December 31, 2020 and 2019, there are no liens on investment property.

Summary of Gain on Investment Properties
(b)	The net gain on investment properties as of December 31, 2020, 2019 and 2018, consists of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Income from rental of investment property	39,491	48,839	32,878
Gain on valuation of investment property	5,438	54,493	47,765
(Loss) gain on sale of investment property (e)	—	(7,164)	4,655

Total	44,929	96,168	85,298

Summary of Movement of Investment Property
(c)	The movement of investment property for the years ended December 31, 2020, 2019 and 2018, is as follows:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Beginning of year balances	972,096	986,538	1,118,608
Additions (d)	61,243	60,865	55,795
Sales (e)	—	(129,800)	(226,091)
Valuation gain	5,438	54,493	47,765
Net transfers, Note 3.4(n)	5,201	—	(9,539)

End of year balances	1,043,978	972,096	986,538

Summary of Average Price of Land
Following are the minimum ranges, maximum ranges and the average price for the land, before any adjustment:

	Minimum range	Maximum range	Average
	US$ per m2	US$ per m2	US$ per m2
San Isidro – Lima	2,799	8,000	5,855
San Martin de Porres – Lima	1,332	1,611	1,540
Piura	1,000	1,200	1,100
Ate Vitarte - Lima	800	2,057	899
Others	230	313	257

Summary of Assumptions Used in Valuation of Investment Property
The main assumptions used in the valuation and estimation of the market value of investment property are detailed below:

	US$ / Percentage
	2020		2019
Average ERV	US$	82.3	US$	88.7
Long-term inflation		2.2%		2.6%
Long-term occupancy rate		98.7%		99.3%
Average growth rate of rental income		2.4%		2.6%
Average NOI margin		92.0%		93.8%
Discount rate		8.7%		8.7%

Summary of Sensitivity Analysis in Valuation of Investment Property
The sensitivity analysis on the valuation of investment property, against changes in factors deemed relevant by Management, is presented below:

		2020	2019
		S/(000)	S/(000)
Average growth rate of rental income (basis) -
Increase	+0.25%	15,735	16,045
Decrease	-0.25%	(15,154)	(15,306)
Long-term inflation (basis) -
Increase	+0.25%	18,529	15,132
Decrease	-0.25%	(17,125)	(13,906)
Discount rate (basis) -
Increase	+0.5%	(44,597)	(43,733)
Decrease	-0.5%	52,029	51,703

Summary of Future Minimum Fixed Rental Income
(g)	Below are the nominal amounts of the future minimum fixed rental income of the Group’s investment property (operating leases):

Year	2020	2019
	S/(000)	S/(000)
Within 1 year	38,264	40,920
After 1 year but not more than 5 years	175,967	149,263
Over 5 years	840,000	689,715

Total	1,054,231	879,898